Leases - Future Minimum Principal and Interest Payments Due to Us (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2014
Leases [Abstract]
2014	$ 489
2015	489
2016	489
2017	489
2018	489
THEREAFTER	1,424
TOTAL	$ 3,869